INSURANCE CONTRACTS - Movement in Loss Reserves (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Insurance Contracts [Abstract]
Loss reserves, beginning of the period	$ 144	$ 105
Claims paid during the period	(26)	(50)
Losses on claims related to the current period	(7)	85
Foreign currency translation	3	4
Loss reserves, end of the period	$ 114	$ 144